Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	May 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Nov. 15, 2022	Nov. 12, 2021
Total number of authorized shares of common stock		3,000,000,000	3,000,000,000
Number of shares repurchased		26,619,000
Purchase of treasury stock		¥ 138,840	¥ 75	¥ 62
Total amount the company can pay out as a dividend		¥ 2,159,000
Share repurchase program [member]
Shares authorized to be repurchased amount					¥ 200,000	¥ 100,000
Number of shares repurchased	37,640,000
Purchase of treasury stock	¥ 200,000
Shares authorized to be repurchased, shares					61,000,000	33,000,000